Cover	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	RESTAURANT BRANDS INTERNATIONAL INC.
Entity Central Index Key	0001618756
Amendment Flag	false
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-36786
Entity Tax Identification Number	98-1202754
Entity Address, Address Line One	5707 Waterford District Drive
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	305
Local Phone Number	378-3000
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	QSR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false